Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
6 .	Inventories
Inventories consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Raw materials	19,707	31,381	4,507
Work in progress	—	2,462	354
Finished goods	16,691	16,972	2,438

Inventories, total	36,398	50,815	7,299
Inventories provision	(32,481)	(32,325)	(4,643)

Inventories, net	3,917	18,490	2,656